Debt, Total (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Debt Instrument
Total Debt		$ 2,863	$ 2,883
Unamortized issuance costs	[1]	(42)	(39)
Debt, net of current maturities and unamortized issuance costs		2,821	2,844
5.875% Senior Notes due 2020
Debt Instrument
Debt Instrument, unamortized premium		$ 4	$ 4

[1]	Includes unamortized premium associated with our 5.875% Senior Notes due 2020 of $4 million at both March 31, 2016 and December 31, 2015.